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                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                 PROSPECTUS SUPPLEMENT DATED OCTOBER 3, 2006 TO
  FIRST AMERICAN INCOME FUNDS CLASS R SHARES PROSPECTUS DATED DECEMBER 30, 2005
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This supplement rescinds the supplement dated September 26, 2006 to the First
American Income Funds Class R shares prospectus dated December 30, 2005 (the "Class R Prospectus"). Inflation Protected Securities Fund will continue to offer its Class R shares in accordance with the terms set forth in the Class R Prospectus.

This supplement, the supplement dated March 7, 2006, and the Class R Prospectus together constitute the current prospectus. To request a copy of the prospectus, please call 800-677-FUND.

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IF YOU HAVE ANY QUESTIONS REGARDING THIS SUPPLEMENT, PLEASE CONTACT YOUR
INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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